Fair value - Narrative (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial guarantee amount	R$ 134,105	R$ 123,915
Estimated value of financial assets	R$ 1,295	R$ 988